Investments in unconsolidated entities	6 Months Ended
Jun. 30, 2023
Schedule of Investments [Abstract]
Investments in unconsolidated entities

Note 8 — Investments in unconsolidated entities

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Equity investments without readily determinable fair value:
19.9% Investment(1)	2,000,000	2,000,000	276,786
4.4% Investment(2)	500,000	500,000	69,196
5% Investment(3)	600,000	600,000	83,036
3% Investment(4)	1,000,000	1,000,000	138,393
2% Investment(5)	-	600,000	83,036
Impairment	(4,100,000)	(4,100,000)	(567,411)
Total	-	600,000	83,036

(1)	In August 2016, Shenzhen Mengyun invested RMB 2,000,000 in a company in the technology development and animation design areas for 19.9% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 2,000,000 (USD 306,645) impairment loss for the investment in 2018.
(2)	In November 2015, Shanghai Mengyun invested RMB 500,000 in a company in the database service for 4.44% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 500,000 (USD 76,661) impairment loss for the investment in 2018
(3)	In September 2021, Shenzhen Mengyun invested RMB 600,000 in a company specializing in research and development of smart wearable devices for 5% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 600,000 (USD 89,166) impairment loss for the investment in 2022.
(4)	In October 2021, Shenzhen Mengyun invested RMB 1,000,000 in a company specializing in VR/AR education technology for 3% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 1,000,000 (USD 148,611) impairment loss for the investment in 2022.
(5)	In March 2023, Shenzhen Mengyun invested RMB 600,000 in a company in the technology development and animation design areas for 2% equity interest.